Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Less: Accumulated Depreciation	$ (148,409)	$ (141,743)	$ (113,669)
Total Property and Equipment, net	82,579	89,247	117,321
Automobile [Member]
Property and Equipment, gross	41,805	41,805	41,805
Laboratory Equipment [Member]
Property and Equipment, gross	96,536	96,536	96,536
Office Equipment [Member]
Property and Equipment, gross	7,260	7,260	7,260
Leasehold Improvements [Member]
Property and Equipment, gross	$ 85,389	$ 85,389	$ 85,389